Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Artisan Partners Funds, Inc.
Entity Central Index Key	0000935015
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Artisan Developing World Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Developing World Fund
Class Name	Investor Shares
Trading Symbol	ARTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Developing World Fund - Investor Shares	$57	1.31%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.31%
Net Assets	$ 2,845,086,000
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 19,527,000
Investment Company, Portfolio Turnover	51.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,845,086
Number of Portfolio Holdings	37
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,527
Annual Portfolio Turnover Rate	51.05%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Chinese yuan renminbi offshore	2.0%
Euro	6.7
Hong Kong dollar	7.9
Indian rupee	8.8
Swiss franc	1.1
U.S. dollar	73.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Tencent Holdings Ltd.	China	6.3%
MercadoLibre, Inc.	Brazil	6.1
Sea Ltd.	Singapore	5.9
NVIDIA Corp.	United States	4.7
Visa, Inc.	United States	4.6
Adyen NV	Netherlands	4.3
Crowdstrike Holdings, Inc.	United States	4.3
MakeMyTrip Ltd.	India	3.6
NU Holdings Ltd.	Brazil	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.3
Total		46.5%

Artisan Developing World Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Developing World Fund
Class Name	Advisor Shares
Trading Symbol	APDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Developing World Fund - Advisor Shares	$50	1.14%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.14%
Net Assets	$ 2,845,086,000
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 19,527,000
Investment Company, Portfolio Turnover	51.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,845,086
Number of Portfolio Holdings	37
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,527
Annual Portfolio Turnover Rate	51.05%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Chinese yuan renminbi offshore	2.0%
Euro	6.7
Hong Kong dollar	7.9
Indian rupee	8.8
Swiss franc	1.1
U.S. dollar	73.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Tencent Holdings Ltd.	China	6.3%
MercadoLibre, Inc.	Brazil	6.1
Sea Ltd.	Singapore	5.9
NVIDIA Corp.	United States	4.7
Visa, Inc.	United States	4.6
Adyen NV	Netherlands	4.3
Crowdstrike Holdings, Inc.	United States	4.3
MakeMyTrip Ltd.	India	3.6
NU Holdings Ltd.	Brazil	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.3
Total		46.5%

Artisan Developing World Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Developing World Fund
Class Name	Institutional Shares
Trading Symbol	APHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Developing World Fund - Institutional Shares	$46	1.04%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.04%
Net Assets	$ 2,845,086,000
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 19,527,000
Investment Company, Portfolio Turnover	51.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,845,086
Number of Portfolio Holdings	37
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,527
Annual Portfolio Turnover Rate	51.05%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Chinese yuan renminbi offshore	2.0%
Euro	6.7
Hong Kong dollar	7.9
Indian rupee	8.8
Swiss franc	1.1
U.S. dollar	73.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Tencent Holdings Ltd.	China	6.3%
MercadoLibre, Inc.	Brazil	6.1
Sea Ltd.	Singapore	5.9
NVIDIA Corp.	United States	4.7
Visa, Inc.	United States	4.6
Adyen NV	Netherlands	4.3
Crowdstrike Holdings, Inc.	United States	4.3
MakeMyTrip Ltd.	India	3.6
NU Holdings Ltd.	Brazil	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.3
Total		46.5%

Artisan Emerging Markets Debt Opportunities Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Emerging Markets Debt Opportunities Fund
Class Name	Investor Shares
Trading Symbol	APFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares	$73	1.43%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.43%
Net Assets	$ 156,720,000
Holdings Count | Holdings	332
Advisory Fees Paid, Amount	$ 537,000
Investment Company, Portfolio Turnover	53.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$156,720
Number of Portfolio Holdings	332
Total Investment Advisory Fees (net of waivers and reimbursements)	$537
Annual Portfolio Turnover Rate	53.32%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	1.4%
Egyptian pound	7.5
Euro	5.5
Kazakhstan tenge	2.9
Nigerian naira	6.7
Peruvian nuevo sol	4.3
Romanian leu	3.0
U.S. dollar	61.5
Uruguayan peso	2.2
Uzbekistani som	2.0
Other	3.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	6.3%
Absa Bank Ltd., Credit-Linked Note	South Africa	4.5
Bonos de la Tesoreria	Peru	4.0
Romania Government Bond	Romania	2.8
Laos Government International Bond	Lao People's Democratic Republic	2.7
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.5
Republic of Zambia	Zambia	2.4
Republic of Kazakhstan	Kazakhstan	2.3
Republic of Iraq	Iraq	2.1
Republic of Tajikistan	Tajikistan	2.0
Total		31.6%

Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Emerging Markets Debt Opportunities Fund
Class Name	Advisor Shares
Trading Symbol	APDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares	$67	1.31%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%
Net Assets	$ 156,720,000
Holdings Count | Holdings	332
Advisory Fees Paid, Amount	$ 537,000
Investment Company, Portfolio Turnover	53.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$156,720
Number of Portfolio Holdings	332
Total Investment Advisory Fees (net of waivers and reimbursements)	$537
Annual Portfolio Turnover Rate	53.32%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	1.4%
Egyptian pound	7.5
Euro	5.5
Kazakhstan tenge	2.9
Nigerian naira	6.7
Peruvian nuevo sol	4.3
Romanian leu	3.0
U.S. dollar	61.5
Uruguayan peso	2.2
Uzbekistani som	2.0
Other	3.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	6.3%
Absa Bank Ltd., Credit-Linked Note	South Africa	4.5
Bonos de la Tesoreria	Peru	4.0
Romania Government Bond	Romania	2.8
Laos Government International Bond	Lao People's Democratic Republic	2.7
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.5
Republic of Zambia	Zambia	2.4
Republic of Kazakhstan	Kazakhstan	2.3
Republic of Iraq	Iraq	2.1
Republic of Tajikistan	Tajikistan	2.0
Total		31.6%

* Excludes short-term investments.

Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Emerging Markets Debt Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	APHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 156,720,000
Holdings Count | Holdings	332
Advisory Fees Paid, Amount	$ 537,000
Investment Company, Portfolio Turnover	53.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$156,720
Number of Portfolio Holdings	332
Total Investment Advisory Fees (net of waivers and reimbursements)	$537
Annual Portfolio Turnover Rate	53.32%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	1.4%
Egyptian pound	7.5
Euro	5.5
Kazakhstan tenge	2.9
Nigerian naira	6.7
Peruvian nuevo sol	4.3
Romanian leu	3.0
U.S. dollar	61.5
Uruguayan peso	2.2
Uzbekistani som	2.0
Other	3.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	6.3%
Absa Bank Ltd., Credit-Linked Note	South Africa	4.5
Bonos de la Tesoreria	Peru	4.0
Romania Government Bond	Romania	2.8
Laos Government International Bond	Lao People's Democratic Republic	2.7
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.5
Republic of Zambia	Zambia	2.4
Republic of Kazakhstan	Kazakhstan	2.3
Republic of Iraq	Iraq	2.1
Republic of Tajikistan	Tajikistan	2.0
Total		31.6%

Artisan Floating Rate Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Floating Rate Fund
Class Name	Investor Shares
Trading Symbol	ARTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Floating Rate Fund - Investor Shares	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Material Change Date	Dec. 01, 2025
Net Assets	$ 125,338,000
Holdings Count | Holdings	117
Advisory Fees Paid, Amount	$ 208,000
Investment Company, Portfolio Turnover	26.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$125,338
Number of Portfolio Holdings	117
Total Investment Advisory Fees (net of waivers and reimbursements)	$208
Annual Portfolio Turnover Rate	26.21%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
GSM Holdings, Inc. First Lien Term Loan	United States	3.5%
Ryan LLC First Lien Term Loan	United States	2.9
Nexus Buyer LLC First Lien Term Loan	United States	2.8
Delta Topco, Inc. First Lien Term Loan	United States	2.5
TGP Holdings III LLC First Lien Term Loan	United States	2.3
19th Holdings Golf LLC First Lien Term Loan	United States	2.2
VT Topco, Inc. First Lien Term Loan	United States	2.2
Arches Buyer, Inc. First Lien Term Loan	United States	2.1
TKC Holdings, Inc.	United States	1.8
AthenaHealth Group, Inc. First Lien Term Loan	United States	1.7
Total		24.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective December 1, 2025, the expense limit for Investor Shares, as a percentage of average daily net assets, was lowered from 1.20% to 1.05%. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Material Fund Change Expenses [Text Block]	Effective December 1, 2025, the expense limit for Investor Shares, as a percentage of average daily net assets, was lowered from 1.20% to 1.05%.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Floating Rate Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Floating Rate Fund
Class Name	Advisor Shares
Trading Symbol	APDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Floating Rate Fund - Advisor Shares	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Material Change Date	Dec. 01, 2025
Net Assets	$ 125,338,000
Holdings Count | Holdings	117
Advisory Fees Paid, Amount	$ 208,000
Investment Company, Portfolio Turnover	26.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$125,338
Number of Portfolio Holdings	117
Total Investment Advisory Fees (net of waivers and reimbursements)	$208
Annual Portfolio Turnover Rate	26.21%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
GSM Holdings, Inc. First Lien Term Loan	United States	3.5%
Ryan LLC First Lien Term Loan	United States	2.9
Nexus Buyer LLC First Lien Term Loan	United States	2.8
Delta Topco, Inc. First Lien Term Loan	United States	2.5
TGP Holdings III LLC First Lien Term Loan	United States	2.3
19th Holdings Golf LLC First Lien Term Loan	United States	2.2
VT Topco, Inc. First Lien Term Loan	United States	2.2
Arches Buyer, Inc. First Lien Term Loan	United States	2.1
TKC Holdings, Inc.	United States	1.8
AthenaHealth Group, Inc. First Lien Term Loan	United States	1.7
Total		24.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective December 1, 2025, the expense limit for Advisor Shares, as a percentage of average daily net assets, was lowered from 1.10% to 0.95%. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Material Fund Change Expenses [Text Block]	Effective December 1, 2025, the expense limit for Advisor Shares, as a percentage of average daily net assets, was lowered from 1.10% to 0.95%.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Floating Rate Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Floating Rate Fund
Class Name	Institutional Shares
Trading Symbol	APHUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Floating Rate Fund - Institutional Shares	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Material Change Date	Dec. 01, 2025
Net Assets	$ 125,338,000
Holdings Count | Holdings	117
Advisory Fees Paid, Amount	$ 208,000
Investment Company, Portfolio Turnover	26.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$125,338
Number of Portfolio Holdings	117
Total Investment Advisory Fees (net of waivers and reimbursements)	$208
Annual Portfolio Turnover Rate	26.21%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
GSM Holdings, Inc. First Lien Term Loan	United States	3.5%
Ryan LLC First Lien Term Loan	United States	2.9
Nexus Buyer LLC First Lien Term Loan	United States	2.8
Delta Topco, Inc. First Lien Term Loan	United States	2.5
TGP Holdings III LLC First Lien Term Loan	United States	2.3
19th Holdings Golf LLC First Lien Term Loan	United States	2.2
VT Topco, Inc. First Lien Term Loan	United States	2.2
Arches Buyer, Inc. First Lien Term Loan	United States	2.1
TKC Holdings, Inc.	United States	1.8
AthenaHealth Group, Inc. First Lien Term Loan	United States	1.7
Total		24.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective December 1, 2025, the expense limit for Institutional Shares, as a percentage of average daily net assets, was lowered from 1.05% to 0.90%. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Material Fund Change Expenses [Text Block]	Effective December 1, 2025, the expense limit for Institutional Shares, as a percentage of average daily net assets, was lowered from 1.05% to 0.90%.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Focus Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Focus Fund
Class Name	Investor Shares
Trading Symbol	ARTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Focus Fund - Investor Shares	$66	1.36%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%
Net Assets	$ 1,147,240,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 6,098,000
Investment Company, Portfolio Turnover	103.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,147,240
Number of Portfolio Holdings	34
Total Investment Advisory Fees (net of waivers and reimbursements)	$6,098
Annual Portfolio Turnover Rate	103.37%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.9%
U.S. dollar	93.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
NVIDIA Corp.	United States	9.2%
Rolls-Royce Holdings plc	United Kingdom	7.1
Apple, Inc.	United States	6.6
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	6.6
Analog Devices, Inc.	United States	6.2
Parker-Hannifin Corp.	United States	4.7
Caterpillar, Inc.	United States	4.5
Goldman Sachs Group, Inc. (The)	United States	4.4
Bank of New York Mellon Corp. (The)	United States	4.4
Linde plc	United States	4.3
Total		58.0%

Artisan Focus Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Focus Fund
Class Name	Advisor Shares
Trading Symbol	APDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Focus Fund - Advisor Shares	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 1,147,240,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 6,098,000
Investment Company, Portfolio Turnover	103.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,147,240
Number of Portfolio Holdings	34
Total Investment Advisory Fees (net of waivers and reimbursements)	$6,098
Annual Portfolio Turnover Rate	103.37%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.9%
U.S. dollar	93.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
NVIDIA Corp.	United States	9.2%
Rolls-Royce Holdings plc	United Kingdom	7.1
Apple, Inc.	United States	6.6
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	6.6
Analog Devices, Inc.	United States	6.2
Parker-Hannifin Corp.	United States	4.7
Caterpillar, Inc.	United States	4.5
Goldman Sachs Group, Inc. (The)	United States	4.4
Bank of New York Mellon Corp. (The)	United States	4.4
Linde plc	United States	4.3
Total		58.0%

Artisan Focus Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Focus Fund
Class Name	Institutional Shares
Trading Symbol	APHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Focus Fund - Institutional Shares	$51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 1,147,240,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 6,098,000
Investment Company, Portfolio Turnover	103.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,147,240
Number of Portfolio Holdings	34
Total Investment Advisory Fees (net of waivers and reimbursements)	$6,098
Annual Portfolio Turnover Rate	103.37%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.9%
U.S. dollar	93.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
NVIDIA Corp.	United States	9.2%
Rolls-Royce Holdings plc	United Kingdom	7.1
Apple, Inc.	United States	6.6
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	6.6
Analog Devices, Inc.	United States	6.2
Parker-Hannifin Corp.	United States	4.7
Caterpillar, Inc.	United States	4.5
Goldman Sachs Group, Inc. (The)	United States	4.4
Bank of New York Mellon Corp. (The)	United States	4.4
Linde plc	United States	4.3
Total		58.0%

Artisan Global Discovery Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Discovery Fund
Class Name	Investor Shares
Trading Symbol	APFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Discovery Fund - Investor Shares	$69	1.40%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.40%
Material Change Date	Feb. 01, 2026
Net Assets	$ 109,179,000
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 752,000
Investment Company, Portfolio Turnover	35.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$109,179
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$752
Annual Portfolio Turnover Rate	35.63%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.3%
Canadian dollar	1.8
Danish krone	1.0
Euro	2.5
Swiss franc	3.3
U.S. dollar	86.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.2%
Insmed, Inc.	United States	4.0
Modine Manufacturing Co.	United States	3.8
Argenx SE	Netherlands	3.5
RBC Bearings, Inc.	United States	3.1
Spotify Technology SA	United States	3.0
US Foods Holding Corp.	United States	2.8
Babcock International Group plc	United Kingdom	2.7
West Pharmaceutical Services, Inc.	United States	2.7
Woodward, Inc.	United States	2.4
Total		33.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Discovery Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Discovery Fund
Class Name	Advisor Shares
Trading Symbol	APDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Discovery Fund - Advisor Shares	$64	1.30%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
Material Change Date	Sep. 30, 2025
Net Assets	$ 109,179,000
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 752,000
Investment Company, Portfolio Turnover	35.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$109,179
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$752
Annual Portfolio Turnover Rate	35.63%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.3%
Canadian dollar	1.8
Danish krone	1.0
Euro	2.5
Swiss franc	3.3
U.S. dollar	86.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.2%
Insmed, Inc.	United States	4.0
Modine Manufacturing Co.	United States	3.8
Argenx SE	Netherlands	3.5
RBC Bearings, Inc.	United States	3.1
Spotify Technology SA	United States	3.0
US Foods Holding Corp.	United States	2.8
Babcock International Group plc	United Kingdom	2.7
West Pharmaceutical Services, Inc.	United States	2.7
Woodward, Inc.	United States	2.4
Total		33.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Discovery Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Discovery Fund
Class Name	Institutional Shares
Trading Symbol	APHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Discovery Fund - Institutional Shares	$56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
Material Change Date	Feb. 01, 2026
Net Assets	$ 109,179,000
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 752,000
Investment Company, Portfolio Turnover	35.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$109,179
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$752
Annual Portfolio Turnover Rate	35.63%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.3%
Canadian dollar	1.8
Danish krone	1.0
Euro	2.5
Swiss franc	3.3
U.S. dollar	86.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.2%
Insmed, Inc.	United States	4.0
Modine Manufacturing Co.	United States	3.8
Argenx SE	Netherlands	3.5
RBC Bearings, Inc.	United States	3.1
Spotify Technology SA	United States	3.0
US Foods Holding Corp.	United States	2.8
Babcock International Group plc	United Kingdom	2.7
West Pharmaceutical Services, Inc.	United States	2.7
Woodward, Inc.	United States	2.4
Total		33.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Equity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Equity Fund
Class Name	Investor Shares
Trading Symbol	ARTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Equity Fund - Investor Shares	$66	1.31%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
Material Change Date	Nov. 24, 2025
Net Assets	$ 198,653,000
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 917,000
Investment Company, Portfolio Turnover	103.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$198,653
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$917
Annual Portfolio Turnover Rate	103.79%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.6%
Chinese yuan renminbi offshore	4.7
Danish krone	1.5
Euro	21.4
Hong Kong dollar	5.5
Japanese yen	10.4
Korean won	11.6
New Taiwan dollar	3.9
Swedish krona	3.1
U.S. dollar	16.5
Other	1.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
SPIE SA	France	4.2%
National Grid plc	United Kingdom	4.0
Tesco plc	United Kingdom	3.9
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.7
SKY Perfect JSAT Corp.	Japan	3.6
T-Mobile US, Inc.	United States	3.6
Alpha Bank SA	Greece	3.3
Ovzon AB	Sweden	3.1
Contemporary Amperex Technology Co. Ltd.	China	3.0
SSE plc	United Kingdom	3.0
Total		35.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective November 24, 2025, the Fund's emerging market exposure limit was updated from 30% of net assets to 40%. Effective November 24, 2025, Andrew Euretig is no longer a portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Material Fund Change Strategies [Text Block]	Effective November 24, 2025, the Fund's emerging market exposure limit was updated from 30% of net assets to 40%. Effective November 24, 2025,
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Equity Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Equity Fund
Class Name	Advisor Shares
Trading Symbol	APDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Equity Fund - Advisor Shares	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Material Change Date	Nov. 24, 2025
Net Assets	$ 198,653,000
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 917,000
Investment Company, Portfolio Turnover	103.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$198,653
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$917
Annual Portfolio Turnover Rate	103.79%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.6%
Chinese yuan renminbi offshore	4.7
Danish krone	1.5
Euro	21.4
Hong Kong dollar	5.5
Japanese yen	10.4
Korean won	11.6
New Taiwan dollar	3.9
Swedish krona	3.1
U.S. dollar	16.5
Other	1.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
SPIE SA	France	4.2%
National Grid plc	United Kingdom	4.0
Tesco plc	United Kingdom	3.9
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.7
SKY Perfect JSAT Corp.	Japan	3.6
T-Mobile US, Inc.	United States	3.6
Alpha Bank SA	Greece	3.3
Ovzon AB	Sweden	3.1
Contemporary Amperex Technology Co. Ltd.	China	3.0
SSE plc	United Kingdom	3.0
Total		35.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective November 24, 2025, the Fund's emerging market exposure limit was updated from 30% of net assets to 40%. Effective November 24, 2025, Andrew Euretig is no longer a portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Material Fund Change Strategies [Text Block]	Effective November 24, 2025, the Fund's emerging market exposure limit was updated from 30% of net assets to 40%.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Equity Fund
Class Name	Institutional Shares
Trading Symbol	APHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Equity Fund - Institutional Shares	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Material Change Date	Nov. 24, 2025
Net Assets	$ 198,653,000
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 917,000
Investment Company, Portfolio Turnover	103.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$198,653
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$917
Annual Portfolio Turnover Rate	103.79%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.6%
Chinese yuan renminbi offshore	4.7
Danish krone	1.5
Euro	21.4
Hong Kong dollar	5.5
Japanese yen	10.4
Korean won	11.6
New Taiwan dollar	3.9
Swedish krona	3.1
U.S. dollar	16.5
Other	1.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
SPIE SA	France	4.2%
National Grid plc	United Kingdom	4.0
Tesco plc	United Kingdom	3.9
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.7
SKY Perfect JSAT Corp.	Japan	3.6
T-Mobile US, Inc.	United States	3.6
Alpha Bank SA	Greece	3.3
Ovzon AB	Sweden	3.1
Contemporary Amperex Technology Co. Ltd.	China	3.0
SSE plc	United Kingdom	3.0
Total		35.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective November 24, 2025, the Fund's emerging market exposure limit was updated from 30% of net assets to 40%. Effective November 24, 2025, Andrew Euretig is no longer a portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Material Fund Change Strategies [Text Block]	Effective November 24, 2025, the Fund's emerging market exposure limit was updated from 30% of net assets to 40%.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Opportunities Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Opportunities Fund
Class Name	Investor Shares
Trading Symbol	ARTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Opportunities Fund - Investor Shares	$58	1.20%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%
Material Change Date	Feb. 01, 2026
Net Assets	$ 1,525,566,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 8,096,000
Investment Company, Portfolio Turnover	41.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,525,566
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$8,096
Annual Portfolio Turnover Rate	41.29%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	10.1%
Euro	2.4
Hong Kong dollar	3.6
Japanese yen	1.1
New Taiwan dollar	3.7
Swiss franc	1.4
U.S. dollar	77.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	6.1%
BAE Systems plc	United Kingdom	4.7
Argenx SE	Netherlands	4.0
Insmed, Inc.	United States	3.9
Broadcom, Inc.	United States	3.9
GE Vernova, Inc.	United States	3.8
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.7
Baker Hughes Co.	United States	3.7
L3Harris Technologies, Inc.	United States	3.6
Tencent Holdings Ltd.	China	3.6
Total		41.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named co-lead portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Opportunities Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Opportunities Fund
Class Name	Advisor Shares
Trading Symbol	APDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Opportunities Fund - Advisor Shares	$52	1.08%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.08%
Material Change Date	Feb. 01, 2026
Net Assets	$ 1,525,566,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 8,096,000
Investment Company, Portfolio Turnover	41.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,525,566
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$8,096
Annual Portfolio Turnover Rate	41.29%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	10.1%
Euro	2.4
Hong Kong dollar	3.6
Japanese yen	1.1
New Taiwan dollar	3.7
Swiss franc	1.4
U.S. dollar	77.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	6.1%
BAE Systems plc	United Kingdom	4.7
Argenx SE	Netherlands	4.0
Insmed, Inc.	United States	3.9
Broadcom, Inc.	United States	3.9
GE Vernova, Inc.	United States	3.8
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.7
Baker Hughes Co.	United States	3.7
L3Harris Technologies, Inc.	United States	3.6
Tencent Holdings Ltd.	China	3.6
Total		41.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named co-lead portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Opportunities Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	APHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Opportunities Fund - Institutional Shares	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Material Change Date	Feb. 01, 2026
Net Assets	$ 1,525,566,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 8,096,000
Investment Company, Portfolio Turnover	41.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,525,566
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$8,096
Annual Portfolio Turnover Rate	41.29%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	10.1%
Euro	2.4
Hong Kong dollar	3.6
Japanese yen	1.1
New Taiwan dollar	3.7
Swiss franc	1.4
U.S. dollar	77.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	6.1%
BAE Systems plc	United Kingdom	4.7
Argenx SE	Netherlands	4.0
Insmed, Inc.	United States	3.9
Broadcom, Inc.	United States	3.9
GE Vernova, Inc.	United States	3.8
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.7
Baker Hughes Co.	United States	3.7
L3Harris Technologies, Inc.	United States	3.6
Tencent Holdings Ltd.	China	3.6
Total		41.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named co-lead portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Unconstrained Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Unconstrained Fund
Class Name	Investor Shares
Trading Symbol	APFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Unconstrained Fund - Investor Shares	$115	2.21%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.21%
Net Assets	$ 1,021,899,000
Holdings Count | Holdings	600
Advisory Fees Paid, Amount	$ 3,228,000
Investment Company, Portfolio Turnover	50.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,021,899
Number of Portfolio Holdings	600
Total Investment Advisory Fees (net of waivers and reimbursements)	$3,228
Annual Portfolio Turnover Rate	50.79%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Egyptian pound	6.1%
Euro	3.2
Iceland krona	2.7
Kazakhstan tenge	3.0
Nigerian naira	4.9
Norwegian krone	1.5
Peruvian nuevo sol	2.6
Romanian leu	2.4
U.S. dollar	64.2
Uzbekistani som	1.8
Other	7.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	5.4%
Absa Bank Ltd., Credit-Linked Note	South Africa	3.5
Republic of Iceland	Iceland	2.5
Bonos de la Tesoreria	Peru	2.4
Romania Government Bond	Romania	2.2
Laos Government International Bond	Lao People's Democratic Republic	2.2
Republic of Zambia	Zambia	2.0
Argentine Republic	Argentina	2.0
Republic of Kazakhstan	Kazakhstan	1.8
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	1.8
Total		25.8%

* Excludes short-term investments.

Artisan Global Unconstrained Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Unconstrained Fund
Class Name	Advisor Shares
Trading Symbol	APDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Unconstrained Fund - Advisor Shares	$109	2.11%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.11%
Net Assets	$ 1,021,899,000
Holdings Count | Holdings	600
Advisory Fees Paid, Amount	$ 3,228,000
Investment Company, Portfolio Turnover	50.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,021,899
Number of Portfolio Holdings	600
Total Investment Advisory Fees (net of waivers and reimbursements)	$3,228
Annual Portfolio Turnover Rate	50.79%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Egyptian pound	6.1%
Euro	3.2
Iceland krona	2.7
Kazakhstan tenge	3.0
Nigerian naira	4.9
Norwegian krone	1.5
Peruvian nuevo sol	2.6
Romanian leu	2.4
U.S. dollar	64.2
Uzbekistani som	1.8
Other	7.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	5.4%
Absa Bank Ltd., Credit-Linked Note	South Africa	3.5
Republic of Iceland	Iceland	2.5
Bonos de la Tesoreria	Peru	2.4
Romania Government Bond	Romania	2.2
Laos Government International Bond	Lao People's Democratic Republic	2.2
Republic of Zambia	Zambia	2.0
Argentine Republic	Argentina	2.0
Republic of Kazakhstan	Kazakhstan	1.8
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	1.8
Total		25.8%

* Excludes short-term investments.

Artisan Global Unconstrained Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Unconstrained Fund
Class Name	Institutional Shares
Trading Symbol	APHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Unconstrained Fund - Institutional Shares	$105	2.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.03%
Net Assets	$ 1,021,899,000
Holdings Count | Holdings	600
Advisory Fees Paid, Amount	$ 3,228,000
Investment Company, Portfolio Turnover	50.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,021,899
Number of Portfolio Holdings	600
Total Investment Advisory Fees (net of waivers and reimbursements)	$3,228
Annual Portfolio Turnover Rate	50.79%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Egyptian pound	6.1%
Euro	3.2
Iceland krona	2.7
Kazakhstan tenge	3.0
Nigerian naira	4.9
Norwegian krone	1.5
Peruvian nuevo sol	2.6
Romanian leu	2.4
U.S. dollar	64.2
Uzbekistani som	1.8
Other	7.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	5.4%
Absa Bank Ltd., Credit-Linked Note	South Africa	3.5
Republic of Iceland	Iceland	2.5
Bonos de la Tesoreria	Peru	2.4
Romania Government Bond	Romania	2.2
Laos Government International Bond	Lao People's Democratic Republic	2.2
Republic of Zambia	Zambia	2.0
Argentine Republic	Argentina	2.0
Republic of Kazakhstan	Kazakhstan	1.8
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	1.8
Total		25.8%

* Excludes short-term investments.

Artisan Global Value Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Value Fund
Class Name	Investor Shares
Trading Symbol	ARTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Value Fund - Investor Shares	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 2,917,328,000
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 14,419,000
Investment Company, Portfolio Turnover	9.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,917,328
Number of Portfolio Holdings	37
Total Investment Advisory Fees (net of waivers and reimbursements)	$14,419
Annual Portfolio Turnover Rate	9.89%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.6%
Euro	20.5
Korean won	5.4
Swiss franc	9.0
U.S. dollar	50.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	5.3%
Bank of New York Mellon Corp. (The)	United States	4.8
Charles Schwab Corp. (The)	United States	4.6
Alphabet, Inc.	United States	4.5
Shell plc	United States	4.3
Novartis AG	United States	4.3
Heidelberg Materials AG	Germany	3.9
American Express Co.	United States	3.9
Meta Platforms, Inc.	United States	3.7
Elevance Health, Inc.	United States	3.7
Total		43.0%

Artisan Global Value Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Value Fund
Class Name	Advisor Shares
Trading Symbol	APDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Value Fund - Advisor Shares	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 2,917,328,000
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 14,419,000
Investment Company, Portfolio Turnover	9.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,917,328
Number of Portfolio Holdings	37
Total Investment Advisory Fees (net of waivers and reimbursements)	$14,419
Annual Portfolio Turnover Rate	9.89%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.6%
Euro	20.5
Korean won	5.4
Swiss franc	9.0
U.S. dollar	50.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	5.3%
Bank of New York Mellon Corp. (The)	United States	4.8
Charles Schwab Corp. (The)	United States	4.6
Alphabet, Inc.	United States	4.5
Shell plc	United States	4.3
Novartis AG	United States	4.3
Heidelberg Materials AG	Germany	3.9
American Express Co.	United States	3.9
Meta Platforms, Inc.	United States	3.7
Elevance Health, Inc.	United States	3.7
Total		43.0%

Artisan Global Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Value Fund
Class Name	Institutional Shares
Trading Symbol	APHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Value Fund - Institutional Shares	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 2,917,328,000
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 14,419,000
Investment Company, Portfolio Turnover	9.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,917,328
Number of Portfolio Holdings	37
Total Investment Advisory Fees (net of waivers and reimbursements)	$14,419
Annual Portfolio Turnover Rate	9.89%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.6%
Euro	20.5
Korean won	5.4
Swiss franc	9.0
U.S. dollar	50.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	5.3%
Bank of New York Mellon Corp. (The)	United States	4.8
Charles Schwab Corp. (The)	United States	4.6
Alphabet, Inc.	United States	4.5
Shell plc	United States	4.3
Novartis AG	United States	4.3
Heidelberg Materials AG	Germany	3.9
American Express Co.	United States	3.9
Meta Platforms, Inc.	United States	3.7
Elevance Health, Inc.	United States	3.7
Total		43.0%

Artisan High Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan High Income Fund
Class Name	Investor Shares
Trading Symbol	ARTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan High Income Fund - Investor Shares	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 10,848,345,000
Holdings Count | Holdings	273
Advisory Fees Paid, Amount	$ 35,011,000
Investment Company, Portfolio Turnover	16.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$10,848,345
Number of Portfolio Holdings	273
Total Investment Advisory Fees (net of waivers and reimbursements)	$35,011
Annual Portfolio Turnover Rate	16.78%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Canadian dollar	0.0%
Euro	0.3
U.S. dollar	99.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.7%
Ardonagh Group Finance Ltd.	United Kingdom	3.1
Carnival Corp.	United States	3.0
VistaJet Malta Finance plc	Switzerland	2.9
Medline Borrower LP	United States	2.4
Arches Buyer, Inc.	United States	2.4
Acrisure LLC	United States	2.3
NCL Corp. Ltd.	United States	2.2
Oracle Corp.	United States	2.1
Alliant Holdings Intermediate LLC	United States	2.1
Total		26.2%

Artisan High Income Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan High Income Fund
Class Name	Advisor Shares
Trading Symbol	APDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan High Income Fund - Advisor Shares	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 10,848,345,000
Holdings Count | Holdings	273
Advisory Fees Paid, Amount	$ 35,011,000
Investment Company, Portfolio Turnover	16.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$10,848,345
Number of Portfolio Holdings	273
Total Investment Advisory Fees (net of waivers and reimbursements)	$35,011
Annual Portfolio Turnover Rate	16.78%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Canadian dollar	0.0%
Euro	0.3
U.S. dollar	99.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.7%
Ardonagh Group Finance Ltd.	United Kingdom	3.1
Carnival Corp.	United States	3.0
VistaJet Malta Finance plc	Switzerland	2.9
Medline Borrower LP	United States	2.4
Arches Buyer, Inc.	United States	2.4
Acrisure LLC	United States	2.3
NCL Corp. Ltd.	United States	2.2
Oracle Corp.	United States	2.1
Alliant Holdings Intermediate LLC	United States	2.1
Total		26.2%

Artisan High Income Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan High Income Fund
Class Name	Institutional Shares
Trading Symbol	APHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan High Income Fund - Institutional Shares	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 10,848,345,000
Holdings Count | Holdings	273
Advisory Fees Paid, Amount	$ 35,011,000
Investment Company, Portfolio Turnover	16.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$10,848,345
Number of Portfolio Holdings	273
Total Investment Advisory Fees (net of waivers and reimbursements)	$35,011
Annual Portfolio Turnover Rate	16.78%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Canadian dollar	0.0%
Euro	0.3
U.S. dollar	99.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.7%
Ardonagh Group Finance Ltd.	United Kingdom	3.1
Carnival Corp.	United States	3.0
VistaJet Malta Finance plc	Switzerland	2.9
Medline Borrower LP	United States	2.4
Arches Buyer, Inc.	United States	2.4
Acrisure LLC	United States	2.3
NCL Corp. Ltd.	United States	2.2
Oracle Corp.	United States	2.1
Alliant Holdings Intermediate LLC	United States	2.1
Total		26.2%

Artisan International Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Fund
Class Name	Investor Shares
Trading Symbol	ARTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Fund - Investor Shares	$61	1.18%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Material Change Date	Nov. 24, 2025
Net Assets	$ 6,124,123,000
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 28,948,000
Investment Company, Portfolio Turnover	51.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$6,124,123
Number of Portfolio Holdings	67
Total Investment Advisory Fees (net of waivers and reimbursements)	$28,948
Annual Portfolio Turnover Rate	51.67%

Holdings [Text Block]

Graphical Representation of Holdings

REGIONAL ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	22.2%
Chinese yuan renminbi offshore	4.7
Danish krone	3.2
Euro	25.3
Hong Kong dollar	6.0
Japanese yen	7.3
Korean won	12.4
New Taiwan dollar	5.7
Swiss franc	6.0
U.S. dollar	7.0
Other	0.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
National Grid plc	United Kingdom	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4.1
UBS Group AG	Switzerland	3.8
Contemporary Amperex Technology Co. Ltd.	China	3.8
Tesco plc	United Kingdom	3.7
Tencent Holdings Ltd.	China	3.3
SSE plc	United Kingdom	2.9
J Sainsbury plc	United Kingdom	2.6
LS Electric Co. Ltd.	South Korea	2.5
Hanwha Aerospace Co. Ltd.	South Korea	2.5
Total		33.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective November 24, 2025, Andrew Euretig is no longer an associate portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan International Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Fund
Class Name	Advisor Shares
Trading Symbol	APDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Fund - Advisor Shares	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Material Change Date	Nov. 24, 2025
Net Assets	$ 6,124,123,000
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 28,948,000
Investment Company, Portfolio Turnover	51.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$6,124,123
Number of Portfolio Holdings	67
Total Investment Advisory Fees (net of waivers and reimbursements)	$28,948
Annual Portfolio Turnover Rate	51.67%

Holdings [Text Block]

Graphical Representation of Holdings

REGIONAL ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	22.2%
Chinese yuan renminbi offshore	4.7
Danish krone	3.2
Euro	25.3
Hong Kong dollar	6.0
Japanese yen	7.3
Korean won	12.4
New Taiwan dollar	5.7
Swiss franc	6.0
U.S. dollar	7.0
Other	0.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
National Grid plc	United Kingdom	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4.1
UBS Group AG	Switzerland	3.8
Contemporary Amperex Technology Co. Ltd.	China	3.8
Tesco plc	United Kingdom	3.7
Tencent Holdings Ltd.	China	3.3
SSE plc	United Kingdom	2.9
J Sainsbury plc	United Kingdom	2.6
LS Electric Co. Ltd.	South Korea	2.5
Hanwha Aerospace Co. Ltd.	South Korea	2.5
Total		33.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective November 24, 2025, Andrew Euretig is no longer an associate portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan International Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Fund
Class Name	Institutional Shares
Trading Symbol	APHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Fund - Institutional Shares	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Material Change Date	Nov. 24, 2025
Net Assets	$ 6,124,123,000
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 28,948,000
Investment Company, Portfolio Turnover	51.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$6,124,123
Number of Portfolio Holdings	67
Total Investment Advisory Fees (net of waivers and reimbursements)	$28,948
Annual Portfolio Turnover Rate	51.67%

Holdings [Text Block]

Graphical Representation of Holdings

REGIONAL ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	22.2%
Chinese yuan renminbi offshore	4.7
Danish krone	3.2
Euro	25.3
Hong Kong dollar	6.0
Japanese yen	7.3
Korean won	12.4
New Taiwan dollar	5.7
Swiss franc	6.0
U.S. dollar	7.0
Other	0.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
National Grid plc	United Kingdom	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4.1
UBS Group AG	Switzerland	3.8
Contemporary Amperex Technology Co. Ltd.	China	3.8
Tesco plc	United Kingdom	3.7
Tencent Holdings Ltd.	China	3.3
SSE plc	United Kingdom	2.9
J Sainsbury plc	United Kingdom	2.6
LS Electric Co. Ltd.	South Korea	2.5
Hanwha Aerospace Co. Ltd.	South Korea	2.5
Total		33.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective November 24, 2025, Andrew Euretig is no longer an associate portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan International Explorer Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Explorer Fund
Class Name	Advisor Shares
Trading Symbol	ARDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Explorer Fund - Advisor Shares	$62	1.22%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Net Assets	$ 456,750,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 2,236,000
Investment Company, Portfolio Turnover	9.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$456,750
Number of Portfolio Holdings	34
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,236
Annual Portfolio Turnover Rate	9.08%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	3.2%
British pound	26.2
Canadian dollar	2.6
Euro	24.9
Hong Kong dollar	6.3
Indian rupee	1.9
Japanese yen	14.2
Korean won	2.7
Swiss franc	1.5
U.S. dollar	14.6
Other	1.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	11.4%
Impro Precision Industries Ltd.	United States	6.3
IQE plc	United Kingdom	6.1
Zuken, Inc.	Japan	5.2
Alten SA	France	5.1
Elementis plc	United Kingdom	4.7
Kansai Paint Co. Ltd.	Japan	3.8
Signify NV	United States	3.7
Steadfast Group Ltd.	Australia	3.2
Sabre Insurance Group plc	United Kingdom	3.2
Total		52.7%

Artisan International Explorer Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Explorer Fund
Class Name	Institutional Shares
Trading Symbol	ARHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Explorer Fund - Institutional Shares	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
Net Assets	$ 456,750,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 2,236,000
Investment Company, Portfolio Turnover	9.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$456,750
Number of Portfolio Holdings	34
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,236
Annual Portfolio Turnover Rate	9.08%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	3.2%
British pound	26.2
Canadian dollar	2.6
Euro	24.9
Hong Kong dollar	6.3
Indian rupee	1.9
Japanese yen	14.2
Korean won	2.7
Swiss franc	1.5
U.S. dollar	14.6
Other	1.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	11.4%
Impro Precision Industries Ltd.	United States	6.3
IQE plc	United Kingdom	6.1
Zuken, Inc.	Japan	5.2
Alten SA	France	5.1
Elementis plc	United Kingdom	4.7
Kansai Paint Co. Ltd.	Japan	3.8
Signify NV	United States	3.7
Steadfast Group Ltd.	Australia	3.2
Sabre Insurance Group plc	United Kingdom	3.2
Total		52.7%

Artisan International Small-Mid Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Small-Mid Fund
Class Name	Investor Shares
Trading Symbol	ARTJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Small‑Mid Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Small-Mid Fund - Investor Shares	$68	1.36%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%
Net Assets	$ 2,676,314,000
Holdings Count | Holdings	119
Advisory Fees Paid, Amount	$ 15,093,000
Investment Company, Portfolio Turnover	23.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,676,314
Number of Portfolio Holdings	119
Total Investment Advisory Fees (net of waivers and reimbursements)	$15,093
Annual Portfolio Turnover Rate	23.66%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.9%
Canadian dollar	4.9
Danish krone	5.4
Euro	10.6
Japanese yen	20.8
Mexican peso	1.3
Norwegian krone	1.3
Swedish krona	1.8
Swiss franc	2.7
U.S. dollar	29.2
Other	2.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Metso Oyj	Finland	3.5%
LivaNova plc	United States	3.1
Nice Ltd.	Israel	2.9
Brenntag SE	Germany	2.6
Convatec Group plc	United Kingdom	2.4
Rohm Co. Ltd.	Japan	2.1
SolarEdge Technologies, Inc.	United States	1.9
Kinaxis, Inc.	Canada	1.9
Genmab A/S	Denmark	1.9
Balfour Beatty plc	United Kingdom	1.8
Total		24.1%

Artisan International Small-Mid Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Small-Mid Fund
Class Name	Advisor Shares
Trading Symbol	APDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Small‑Mid Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Small-Mid Fund - Advisor Shares	$59	1.19%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Net Assets	$ 2,676,314,000
Holdings Count | Holdings	119
Advisory Fees Paid, Amount	$ 15,093,000
Investment Company, Portfolio Turnover	23.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,676,314
Number of Portfolio Holdings	119
Total Investment Advisory Fees (net of waivers and reimbursements)	$15,093
Annual Portfolio Turnover Rate	23.66%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.9%
Canadian dollar	4.9
Danish krone	5.4
Euro	10.6
Japanese yen	20.8
Mexican peso	1.3
Norwegian krone	1.3
Swedish krona	1.8
Swiss franc	2.7
U.S. dollar	29.2
Other	2.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Metso Oyj	Finland	3.5%
LivaNova plc	United States	3.1
Nice Ltd.	Israel	2.9
Brenntag SE	Germany	2.6
Convatec Group plc	United Kingdom	2.4
Rohm Co. Ltd.	Japan	2.1
SolarEdge Technologies, Inc.	United States	1.9
Kinaxis, Inc.	Canada	1.9
Genmab A/S	Denmark	1.9
Balfour Beatty plc	United Kingdom	1.8
Total		24.1%

Artisan International Small-Mid Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Small-Mid Fund
Class Name	Institutional Shares
Trading Symbol	APHJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Small‑Mid Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Small-Mid Fund - Institutional Shares	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 2,676,314,000
Holdings Count | Holdings	119
Advisory Fees Paid, Amount	$ 15,093,000
Investment Company, Portfolio Turnover	23.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,676,314
Number of Portfolio Holdings	119
Total Investment Advisory Fees (net of waivers and reimbursements)	$15,093
Annual Portfolio Turnover Rate	23.66%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.9%
Canadian dollar	4.9
Danish krone	5.4
Euro	10.6
Japanese yen	20.8
Mexican peso	1.3
Norwegian krone	1.3
Swedish krona	1.8
Swiss franc	2.7
U.S. dollar	29.2
Other	2.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Metso Oyj	Finland	3.5%
LivaNova plc	United States	3.1
Nice Ltd.	Israel	2.9
Brenntag SE	Germany	2.6
Convatec Group plc	United Kingdom	2.4
Rohm Co. Ltd.	Japan	2.1
SolarEdge Technologies, Inc.	United States	1.9
Kinaxis, Inc.	Canada	1.9
Genmab A/S	Denmark	1.9
Balfour Beatty plc	United Kingdom	1.8
Total		24.1%

Artisan International Value Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Value Fund
Class Name	Investor Shares
Trading Symbol	ARTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Value Fund - Investor Shares	$60	1.18%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
Net Assets	$ 40,702,830,000
Holdings Count | Holdings	55
Advisory Fees Paid, Amount	$ 194,217,000
Investment Company, Portfolio Turnover	12.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$40,702,830
Number of Portfolio Holdings	55
Total Investment Advisory Fees (net of waivers and reimbursements)	$194,217
Annual Portfolio Turnover Rate	12.09%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.6%
Canadian dollar	3.8
Euro	28.2
Hong Kong dollar	0.8
Indian rupee	1.8
Japanese yen	1.7
Korean won	6.8
Mexican peso	0.5
Swiss franc	16.9
U.S. dollar	25.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
ABB Ltd.	Switzerland	4.0%
Arch Capital Group Ltd.	United States	3.9
Novartis AG	United States	3.8
Samsung Electronics Co. Ltd.	South Korea	3.8
Koninklijke Philips NV	Netherlands	3.7
Brenntag SE	Germany	3.3
Unilever plc	United Kingdom	3.2
Danone SA (Registered shares)	France	3.2
UBS Group AG	Switzerland	3.0
DSM-Firmenich AG	Switzerland	2.8
Total		34.7%

Artisan International Value Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Value Fund
Class Name	Advisor Shares
Trading Symbol	APDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Value Fund - Advisor Shares	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 40,702,830,000
Holdings Count | Holdings	55
Advisory Fees Paid, Amount	$ 194,217,000
Investment Company, Portfolio Turnover	12.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$40,702,830
Number of Portfolio Holdings	55
Total Investment Advisory Fees (net of waivers and reimbursements)	$194,217
Annual Portfolio Turnover Rate	12.09%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.6%
Canadian dollar	3.8
Euro	28.2
Hong Kong dollar	0.8
Indian rupee	1.8
Japanese yen	1.7
Korean won	6.8
Mexican peso	0.5
Swiss franc	16.9
U.S. dollar	25.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
ABB Ltd.	Switzerland	4.0%
Arch Capital Group Ltd.	United States	3.9
Novartis AG	United States	3.8
Samsung Electronics Co. Ltd.	South Korea	3.8
Koninklijke Philips NV	Netherlands	3.7
Brenntag SE	Germany	3.3
Unilever plc	United Kingdom	3.2
Danone SA (Registered shares)	France	3.2
UBS Group AG	Switzerland	3.0
DSM-Firmenich AG	Switzerland	2.8
Total		34.7%

Artisan International Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Value Fund
Class Name	Institutional Shares
Trading Symbol	APHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Value Fund - Institutional Shares	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 40,702,830,000
Holdings Count | Holdings	55
Advisory Fees Paid, Amount	$ 194,217,000
Investment Company, Portfolio Turnover	12.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$40,702,830
Number of Portfolio Holdings	55
Total Investment Advisory Fees (net of waivers and reimbursements)	$194,217
Annual Portfolio Turnover Rate	12.09%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.6%
Canadian dollar	3.8
Euro	28.2
Hong Kong dollar	0.8
Indian rupee	1.8
Japanese yen	1.7
Korean won	6.8
Mexican peso	0.5
Swiss franc	16.9
U.S. dollar	25.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
ABB Ltd.	Switzerland	4.0%
Arch Capital Group Ltd.	United States	3.9
Novartis AG	United States	3.8
Samsung Electronics Co. Ltd.	South Korea	3.8
Koninklijke Philips NV	Netherlands	3.7
Brenntag SE	Germany	3.3
Unilever plc	United Kingdom	3.2
Danone SA (Registered shares)	France	3.2
UBS Group AG	Switzerland	3.0
DSM-Firmenich AG	Switzerland	2.8
Total		34.7%

Artisan Mid Cap Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Fund
Class Name	Investor Shares
Trading Symbol	ARTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Fund - Investor Shares	$59	1.23%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.23%
Material Change Date	Feb. 01, 2026
Net Assets	$ 2,963,341,000
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 16,028,000
Investment Company, Portfolio Turnover	29.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,963,341
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$16,028
Annual Portfolio Turnover Rate	29.55%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.2%
Argenx SE	Netherlands	4.6
Insmed, Inc.	United States	4.4
West Pharmaceutical Services, Inc.	United States	3.1
Comfort Systems USA, Inc.	United States	3.1
RBC Bearings, Inc.	United States	3.0
Spotify Technology SA	United States	2.7
Woodward, Inc.	United States	2.7
US Foods Holding Corp.	United States	2.7
API Group Corp.	United States	2.5
Total		34.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Mid Cap Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Fund
Class Name	Advisor Shares
Trading Symbol	APDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Fund - Advisor Shares	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Material Change Date	Feb. 01, 2026
Net Assets	$ 2,963,341,000
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 16,028,000
Investment Company, Portfolio Turnover	29.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,963,341
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$16,028
Annual Portfolio Turnover Rate	29.55%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.2%
Argenx SE	Netherlands	4.6
Insmed, Inc.	United States	4.4
West Pharmaceutical Services, Inc.	United States	3.1
Comfort Systems USA, Inc.	United States	3.1
RBC Bearings, Inc.	United States	3.0
Spotify Technology SA	United States	2.7
Woodward, Inc.	United States	2.7
US Foods Holding Corp.	United States	2.7
API Group Corp.	United States	2.5
Total		34.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Mid Cap Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	APHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Fund - Institutional Shares	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Material Change Date	Feb. 01, 2026
Net Assets	$ 2,963,341,000
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 16,028,000
Investment Company, Portfolio Turnover	29.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,963,341
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$16,028
Annual Portfolio Turnover Rate	29.55%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.2%
Argenx SE	Netherlands	4.6
Insmed, Inc.	United States	4.4
West Pharmaceutical Services, Inc.	United States	3.1
Comfort Systems USA, Inc.	United States	3.1
RBC Bearings, Inc.	United States	3.0
Spotify Technology SA	United States	2.7
Woodward, Inc.	United States	2.7
US Foods Holding Corp.	United States	2.7
API Group Corp.	United States	2.5
Total		34.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Mid Cap Value Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Value Fund
Class Name	Investor Shares
Trading Symbol	ARTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Value Fund - Investor Shares	$63	1.28%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%
Material Change Date	Jun. 30, 2026
Net Assets	$ 490,700,000
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 2,856,000
Investment Company, Portfolio Turnover	22.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$490,700
Number of Portfolio Holdings	53
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,856
Annual Portfolio Turnover Rate	22.43%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Analog Devices, Inc.	United States	3.3%
OGE Energy Corp.	United States	2.9
First Citizens BancShares, Inc.	United States	2.8
Lamar Advertising Co.	United States	2.8
Permian Resources Corp.	United States	2.7
nVent Electric plc	United States	2.7
Vontier Corp.	United States	2.6
NOV, Inc.	United States	2.5
Tyson Foods, Inc.	United States	2.4
Alliant Energy Corp.	United States	2.4
Total		27.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Mid Cap Value Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Value Fund
Class Name	Advisor Shares
Trading Symbol	APDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Value Fund - Advisor Shares	$57	1.17%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
Material Change Date	Jun. 30, 2026
Net Assets	$ 490,700,000
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 2,856,000
Investment Company, Portfolio Turnover	22.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$490,700
Number of Portfolio Holdings	53
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,856
Annual Portfolio Turnover Rate	22.43%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Analog Devices, Inc.	United States	3.3%
OGE Energy Corp.	United States	2.9
First Citizens BancShares, Inc.	United States	2.8
Lamar Advertising Co.	United States	2.8
Permian Resources Corp.	United States	2.7
nVent Electric plc	United States	2.7
Vontier Corp.	United States	2.6
NOV, Inc.	United States	2.5
Tyson Foods, Inc.	United States	2.4
Alliant Energy Corp.	United States	2.4
Total		27.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Mid Cap Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	APHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Value Fund - Institutional Shares	$53	1.08%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
Material Change Date	Jun. 30, 2026
Net Assets	$ 490,700,000
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 2,856,000
Investment Company, Portfolio Turnover	22.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$490,700
Number of Portfolio Holdings	53
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,856
Annual Portfolio Turnover Rate	22.43%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Analog Devices, Inc.	United States	3.3%
OGE Energy Corp.	United States	2.9
First Citizens BancShares, Inc.	United States	2.8
Lamar Advertising Co.	United States	2.8
Permian Resources Corp.	United States	2.7
nVent Electric plc	United States	2.7
Vontier Corp.	United States	2.6
NOV, Inc.	United States	2.5
Tyson Foods, Inc.	United States	2.4
Alliant Energy Corp.	United States	2.4
Total		27.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Select Equity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Select Equity Fund
Class Name	Investor Shares
Trading Symbol	ARTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Select Equity Fund - Investor Shares	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 85,538,000
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 262,000
Investment Company, Portfolio Turnover	16.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$85,538
Number of Portfolio Holdings	21
Total Investment Advisory Fees (net of waivers and reimbursements)	$262
Annual Portfolio Turnover Rate	16.43%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.3%
Euro	7.5
Korean won	4.9
U.S. dollar	81.3
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Shell plc	United States	6.2%
Citigroup, Inc.	United States	5.3
Charles Schwab Corp. (The)	United States	5.2
Bank of New York Mellon Corp. (The)	United States	5.1
Alphabet, Inc.	United States	5.0
Samsung Electronics Co. Ltd.	South Korea	4.9
American Express Co.	United States	4.9
IQVIA Holdings, Inc.	United States	4.7
Progressive Corp. (The)	United States	4.6
Elevance Health, Inc.	United States	4.6
Total		50.5%

Artisan Select Equity Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Select Equity Fund
Class Name	Advisor Shares
Trading Symbol	APDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Select Equity Fund - Advisor Shares	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 85,538,000
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 262,000
Investment Company, Portfolio Turnover	16.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$85,538
Number of Portfolio Holdings	21
Total Investment Advisory Fees (net of waivers and reimbursements)	$262
Annual Portfolio Turnover Rate	16.43%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.3%
Euro	7.5
Korean won	4.9
U.S. dollar	81.3
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Shell plc	United States	6.2%
Citigroup, Inc.	United States	5.3
Charles Schwab Corp. (The)	United States	5.2
Bank of New York Mellon Corp. (The)	United States	5.1
Alphabet, Inc.	United States	5.0
Samsung Electronics Co. Ltd.	South Korea	4.9
American Express Co.	United States	4.9
IQVIA Holdings, Inc.	United States	4.7
Progressive Corp. (The)	United States	4.6
Elevance Health, Inc.	United States	4.6
Total		50.5%

Artisan Select Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Select Equity Fund
Class Name	Institutional Shares
Trading Symbol	APHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Select Equity Fund - Institutional Shares	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 85,538,000
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 262,000
Investment Company, Portfolio Turnover	16.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$85,538
Number of Portfolio Holdings	21
Total Investment Advisory Fees (net of waivers and reimbursements)	$262
Annual Portfolio Turnover Rate	16.43%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.3%
Euro	7.5
Korean won	4.9
U.S. dollar	81.3
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Shell plc	United States	6.2%
Citigroup, Inc.	United States	5.3
Charles Schwab Corp. (The)	United States	5.2
Bank of New York Mellon Corp. (The)	United States	5.1
Alphabet, Inc.	United States	5.0
Samsung Electronics Co. Ltd.	South Korea	4.9
American Express Co.	United States	4.9
IQVIA Holdings, Inc.	United States	4.7
Progressive Corp. (The)	United States	4.6
Elevance Health, Inc.	United States	4.6
Total		50.5%

Artisan Small Cap Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Small Cap Fund
Class Name	Investor Shares
Trading Symbol	ARTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Small Cap Fund - Investor Shares	$64	1.28%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%
Material Change Date	Feb. 01, 2026
Net Assets	$ 890,742,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 4,928,000
Investment Company, Portfolio Turnover	38.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$890,742
Number of Portfolio Holdings	56
Total Investment Advisory Fees (net of waivers and reimbursements)	$4,928
Annual Portfolio Turnover Rate	38.61%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Modine Manufacturing Co.	United States	6.0%
Ascendis Pharma A/S	Denmark	5.9
Twist Bioscience Corp.	United States	3.9
VSE Corp.	United States	3.8
MACOM Technology Solutions Holdings, Inc.	United States	3.7
Lattice Semiconductor Corp.	United States	3.0
Cognex Corp.	United States	2.9
Installed Building Products, Inc.	United States	2.7
Guidewire Software, Inc.	United States	2.6
Flowserve Corp.	United States	2.5
Total		37.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Small Cap Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Small Cap Fund
Class Name	Advisor Shares
Trading Symbol	APDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Small Cap Fund - Advisor Shares	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Material Change Date	Feb. 01, 2026
Net Assets	$ 890,742,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 4,928,000
Investment Company, Portfolio Turnover	38.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$890,742
Number of Portfolio Holdings	56
Total Investment Advisory Fees (net of waivers and reimbursements)	$4,928
Annual Portfolio Turnover Rate	38.61%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Modine Manufacturing Co.	United States	6.0%
Ascendis Pharma A/S	Denmark	5.9
Twist Bioscience Corp.	United States	3.9
VSE Corp.	United States	3.8
MACOM Technology Solutions Holdings, Inc.	United States	3.7
Lattice Semiconductor Corp.	United States	3.0
Cognex Corp.	United States	2.9
Installed Building Products, Inc.	United States	2.7
Guidewire Software, Inc.	United States	2.6
Flowserve Corp.	United States	2.5
Total		37.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Small Cap Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	APHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Small Cap Fund - Institutional Shares	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Material Change Date	Feb. 01, 2026
Net Assets	$ 890,742,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 4,928,000
Investment Company, Portfolio Turnover	38.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$890,742
Number of Portfolio Holdings	56
Total Investment Advisory Fees (net of waivers and reimbursements)	$4,928
Annual Portfolio Turnover Rate	38.61%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Modine Manufacturing Co.	United States	6.0%
Ascendis Pharma A/S	Denmark	5.9
Twist Bioscience Corp.	United States	3.9
VSE Corp.	United States	3.8
MACOM Technology Solutions Holdings, Inc.	United States	3.7
Lattice Semiconductor Corp.	United States	3.0
Cognex Corp.	United States	2.9
Installed Building Products, Inc.	United States	2.7
Guidewire Software, Inc.	United States	2.6
Flowserve Corp.	United States	2.5
Total		37.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Sustainable Emerging Markets Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Sustainable Emerging Markets Fund
Class Name	Investor Shares
Trading Symbol	ARTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Sustainable Emerging Markets Fund - Investor Shares	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 524,267,000
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 1,970,000
Investment Company, Portfolio Turnover	11.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$524,267
Number of Portfolio Holdings	69
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,970
Annual Portfolio Turnover Rate	11.41%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	6.4%
Euro	4.8
Hong Kong dollar	17.0
Indian rupee	6.6
Korean won	11.5
Mexican peso	3.3
New Taiwan dollar	19.1
South African rand	2.8
Turkish lira	1.9
U.S. dollar	18.6
Other	8.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	15.1%
Tencent Holdings Ltd.	China	4.4
Alibaba Group Holding Ltd.	China	3.4
SK hynix, Inc.	South Korea	3.1
MediaTek, Inc.	Taiwan	2.8
ICICI Bank Ltd.	India	2.5
Vista Energy SAB de CV	Argentina	2.2
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.2
Anglogold Ashanti plc	Australia	2.1
Wuxi Biologics Cayman, Inc.	China	1.9
Total		39.7%

Artisan Sustainable Emerging Markets Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Sustainable Emerging Markets Fund
Class Name	Advisor Shares
Trading Symbol	APDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Sustainable Emerging Markets Fund - Advisor Shares	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 524,267,000
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 1,970,000
Investment Company, Portfolio Turnover	11.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$524,267
Number of Portfolio Holdings	69
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,970
Annual Portfolio Turnover Rate	11.41%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	6.4%
Euro	4.8
Hong Kong dollar	17.0
Indian rupee	6.6
Korean won	11.5
Mexican peso	3.3
New Taiwan dollar	19.1
South African rand	2.8
Turkish lira	1.9
U.S. dollar	18.6
Other	8.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	15.1%
Tencent Holdings Ltd.	China	4.4
Alibaba Group Holding Ltd.	China	3.4
SK hynix, Inc.	South Korea	3.1
MediaTek, Inc.	Taiwan	2.8
ICICI Bank Ltd.	India	2.5
Vista Energy SAB de CV	Argentina	2.2
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.2
Anglogold Ashanti plc	Australia	2.1
Wuxi Biologics Cayman, Inc.	China	1.9
Total		39.7%

Artisan Sustainable Emerging Markets Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Sustainable Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	APHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Sustainable Emerging Markets Fund - Institutional Shares	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 524,267,000
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 1,970,000
Investment Company, Portfolio Turnover	11.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$524,267
Number of Portfolio Holdings	69
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,970
Annual Portfolio Turnover Rate	11.41%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	6.4%
Euro	4.8
Hong Kong dollar	17.0
Indian rupee	6.6
Korean won	11.5
Mexican peso	3.3
New Taiwan dollar	19.1
South African rand	2.8
Turkish lira	1.9
U.S. dollar	18.6
Other	8.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	15.1%
Tencent Holdings Ltd.	China	4.4
Alibaba Group Holding Ltd.	China	3.4
SK hynix, Inc.	South Korea	3.1
MediaTek, Inc.	Taiwan	2.8
ICICI Bank Ltd.	India	2.5
Vista Energy SAB de CV	Argentina	2.2
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.2
Anglogold Ashanti plc	Australia	2.1
Wuxi Biologics Cayman, Inc.	China	1.9
Total		39.7%

Artisan Value Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Fund
Class Name	Investor Shares
Trading Symbol	ARTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Fund - Investor Shares	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Material Change Date	Jun. 30, 2026
Net Assets	$ 276,900,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 1,076,000
Investment Company, Portfolio Turnover	20.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$276,900
Number of Portfolio Holdings	42
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,076
Annual Portfolio Turnover Rate	20.57%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	16.0%
Swiss franc	2.6
U.S. dollar	81.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
SLB Ltd.	United States	3.5%
EOG Resources, Inc.	United States	3.5
Wells Fargo & Co.	United States	3.2
Philip Morris International, Inc.	United States	3.1
Accenture plc	United States	3.0
Texas Instruments, Inc.	United States	2.9
Alphabet, Inc.	United States	2.9
Amazon.com, Inc.	United States	2.8
Diamondback Energy, Inc.	United States	2.8
Thermo Fisher Scientific, Inc.	United States	2.8
Total		30.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Value Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Fund
Class Name	Advisor Shares
Trading Symbol	APDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Fund - Advisor Shares	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Material Change Date	Jun. 30, 2026
Net Assets	$ 276,900,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 1,076,000
Investment Company, Portfolio Turnover	20.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$276,900
Number of Portfolio Holdings	42
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,076
Annual Portfolio Turnover Rate	20.57%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	16.0%
Swiss franc	2.6
U.S. dollar	81.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
SLB Ltd.	United States	3.5%
EOG Resources, Inc.	United States	3.5
Wells Fargo & Co.	United States	3.2
Philip Morris International, Inc.	United States	3.1
Accenture plc	United States	3.0
Texas Instruments, Inc.	United States	2.9
Alphabet, Inc.	United States	2.9
Amazon.com, Inc.	United States	2.8
Diamondback Energy, Inc.	United States	2.8
Thermo Fisher Scientific, Inc.	United States	2.8
Total		30.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Fund
Class Name	Institutional Shares
Trading Symbol	APHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Fund - Institutional Shares	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Material Change Date	Jun. 30, 2026
Net Assets	$ 276,900,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 1,076,000
Investment Company, Portfolio Turnover	20.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$276,900
Number of Portfolio Holdings	42
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,076
Annual Portfolio Turnover Rate	20.57%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	16.0%
Swiss franc	2.6
U.S. dollar	81.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
SLB Ltd.	United States	3.5%
EOG Resources, Inc.	United States	3.5
Wells Fargo & Co.	United States	3.2
Philip Morris International, Inc.	United States	3.1
Accenture plc	United States	3.0
Texas Instruments, Inc.	United States	2.9
Alphabet, Inc.	United States	2.9
Amazon.com, Inc.	United States	2.8
Diamondback Energy, Inc.	United States	2.8
Thermo Fisher Scientific, Inc.	United States	2.8
Total		30.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Value Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Income Fund
Class Name	Investor Shares
Trading Symbol	APFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Income Fund - Investor Shares	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Material Change Date	Jun. 30, 2026
Net Assets	$ 8,298,000
Holdings Count | Holdings	70
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	19.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$8,298
Number of Portfolio Holdings	70
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Annual Portfolio Turnover Rate	19.40%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	6.8%
Swiss franc	1.8
U.S. dollar	91.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	2.9%
Philip Morris International, Inc.	United States	2.9
EOG Resources, Inc.	United States	2.8
PPL Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Heineken Holding NV	Netherlands	2.1
WaFd, Inc.	United States	2.1
Wells Fargo & Co.	United States	2.1
Permian Resources Corp.	United States	2.1
Evergy, Inc.	United States	2.0
Total		23.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Value Income Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Income Fund
Class Name	Advisor Shares
Trading Symbol	APDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Income Fund - Advisor Shares	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Material Change Date	Jun. 30, 2026
Net Assets	$ 8,298,000
Holdings Count | Holdings	70
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	19.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$8,298
Number of Portfolio Holdings	70
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Annual Portfolio Turnover Rate	19.40%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	6.8%
Swiss franc	1.8
U.S. dollar	91.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	2.9%
Philip Morris International, Inc.	United States	2.9
EOG Resources, Inc.	United States	2.8
PPL Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Heineken Holding NV	Netherlands	2.1
WaFd, Inc.	United States	2.1
Wells Fargo & Co.	United States	2.1
Permian Resources Corp.	United States	2.1
Evergy, Inc.	United States	2.0
Total		23.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Value Income Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Income Fund
Class Name	Institutional Shares
Trading Symbol	APHWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Income Fund - Institutional Shares	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Material Change Date	Jun. 30, 2026
Net Assets	$ 8,298,000
Holdings Count | Holdings	70
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	19.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$8,298
Number of Portfolio Holdings	70
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Annual Portfolio Turnover Rate	19.40%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	6.8%
Swiss franc	1.8
U.S. dollar	91.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	2.9%
Philip Morris International, Inc.	United States	2.9
EOG Resources, Inc.	United States	2.8
PPL Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Heineken Holding NV	Netherlands	2.1
WaFd, Inc.	United States	2.1
Wells Fargo & Co.	United States	2.1
Permian Resources Corp.	United States	2.1
Evergy, Inc.	United States	2.0
Total		23.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus